Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004016
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	Investor Class
Trading Symbol	PRGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Investor Class	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 6,378,167,000
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	84.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,378,167
Number of Portfolio Holdings	114

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	25.2%
Financials	21.7
Health Care	12.0
Consumer Discretionary	9.9
Industrials & Business Services	8.8
Communication Services	8.5
Consumer Staples	4.8
Energy	3.6
Utilities	3.0
Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	4.6%
Unilever	3.5
Charles Schwab	3.4
Amazon.com	2.9
London Stock Exchange Group	2.6
Eli Lilly	2.6
Chugai Pharmaceutical	2.5
Meta Platforms	2.1
Taiwan Semiconductor Manufacturing	2.1
Apple	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000033095
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	Advisor Class
Trading Symbol	PAGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Advisor Class	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
AssetsNet	$ 6,378,167,000
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	84.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,378,167
Number of Portfolio Holdings	114

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	25.2%
Financials	21.7
Health Care	12.0
Consumer Discretionary	9.9
Industrials & Business Services	8.8
Communication Services	8.5
Consumer Staples	4.8
Energy	3.6
Utilities	3.0
Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	4.6%
Unilever	3.5
Charles Schwab	3.4
Amazon.com	2.9
London Stock Exchange Group	2.6
Eli Lilly	2.6
Chugai Pharmaceutical	2.5
Meta Platforms	2.1
Taiwan Semiconductor Manufacturing	2.1
Apple	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184320
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	I Class
Trading Symbol	TRGLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - I Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 6,378,167,000
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	84.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,378,167
Number of Portfolio Holdings	114

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	25.2%
Financials	21.7
Health Care	12.0
Consumer Discretionary	9.9
Industrials & Business Services	8.8
Communication Services	8.5
Consumer Staples	4.8
Energy	3.6
Utilities	3.0
Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	4.6%
Unilever	3.5
Charles Schwab	3.4
Amazon.com	2.9
London Stock Exchange Group	2.6
Eli Lilly	2.6
Chugai Pharmaceutical	2.5
Meta Platforms	2.1
Taiwan Semiconductor Manufacturing	2.1
Apple	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless